N-2 - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	[1]	Mar. 31, 2021	Mar. 31, 2020	[2]	Mar. 31, 2019
Cover [Abstract]
Entity Central Index Key	0001586009
Amendment Flag	false
Document Type	N-CSR
Entity Registrant Name	Wildermuth Fund
Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]	ADVISORY FEE AND FUND TRANSACTIONS

Advisory Fees – Change in Investment Adviser – At a meeting of the Board of the Fund held on November 1, 2023, Wildermuth Advisory resigned as the Fund’s investment adviser. As of the same date, the Board approved BWAM as the Fund’s interim investment adviser pursuant to an interim investment advisory agreement (the “Interim Advisory Agreement”). The Interim Advisory Agreement had the same material terms and fee arrangements as the Advisory Agreement with the Prior Investment Adviser.

New Advisory Agreement: A New Advisory Agreement between the Fund and BWAM, (the “New Advisory Agreement”) was approved by the shareholders of the Fund at a Special Meeting of Shareholders held on February 29, 2024. Under the New Advisory Agreement, BWAM receives a fee of 2.00% of the Fund’s net assets as of the close of the last business day of each month. For the period of November 1, 2023 through March 31, 2024, BWAM earned $455,674 in advisory fees.

Prior Investment Advisory Agreement: Prior to November 1, 2023, under the terms of the investment advisory agreement between the Fund and the Prior Investment Adviser (the “Prior Investment Advisory Agreement”), the Fund paid the Prior Investment Adviser a fee, which was computed and accrued daily and paid monthly, at the annual rate of 1.50% of the Fund’s average daily net assets. For the period of April 1, 2023 through October 31, 2023, the Prior Investment Adviser earned $761,138 in advisory fees.

Expense limitation agreement – The Prior Investment Adviser entered into an expense limitation agreement (the “Expense Limitation Agreement”) under which the Prior Investment Adviser contractually agreed to waive its fees and to pay or absorb the direct, ordinary operating expenses of the Fund (including offering and organizational expenses but excluding front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expenses on securities sold short), taxes and extraordinary expenses such as litigation), to the extent that they exceed 2.50%, 3.25%, and 2.25% per annum of the Fund’s average daily net assets attributable to Class A, Class C, and Class I shares (the “Expense Limitation”), respectively, through July 31, 2024. The Board approved an amended and restated expense limitation agreement (the “Amended Expense Limitation Agreement”), effective August 1, 2023, in which the Adviser agreed to limit the Fund’s ordinary operating expenses so that they do not exceed 2.75% per annum of the Fund’s average daily net assets attributable to Class I shares. All other terms of the Expense Limitation Agreement remained the same in the Amended Expense Limitation Agreement. The Amended Expense Limitation Agreement terminated upon the termination of the Prior Investment Advisory Agreement.

During the fiscal year ended March 31, 2024, the Prior Investment Adviser did not recoup any expenses. All prior year fees waived by the Prior Investment Adviser are not recoverable.

Distribution Agreement – The Fund had a Distribution Agreement (the “Agreement”) that provided that a monthly distribution fee be calculated at an annual rate equal to 0.75% of the Fund’s average daily net assets attributable to Class C shares. For the fiscal year ended March 31, 2024, $41,390 had been incurred for Class C distribution fees.

Shareholder Services Plan – The Fund had adopted a Shareholder Services Plan and Agreement (the “Plan”) that provided that a monthly service fee be calculated at an annual rate equal to 0.25% of average daily net assets separately attributable to Class A and Class C shares. For the fiscal year ended March 31, 2024, Class A had incurred $25,616 in shareholder service fees and Class C had incurred $13,797.

Trustees – Each Independent Trustee receives an annual cash retainer of $40,000. The chairperson of the Valuation Committee and the chairperson of the Audit Committee each receives an additional $1,250 per quarter in additional compensation for which such person serves as chair of the meeting. The officers of the Fund, including those of the Prior Investment Adviser and those related to BWAM, do not receive any compensation from the Fund.

Financial Highlights [Abstract]
Senior Securities [Table Text Block]
	For the year ended March 31, 2024	For the year ended March 31, 2023	For the period ended March 31, 2022(1)		For the year ended December 31, 2021	For the year ended December 31, 2020(2)		For the year ended December 31, 2019
Net asset value, beginning of period	$10.04	$13.80	$13.62		$13.60	$13.91		$12.79

Income from Investment Operations:
Net investment income (loss), net of taxes(3)	(0.21)	0.04	(0.03)		0.01	(0.09)		(0.06)
Net realized and unrealized gain (loss) on investments, net of taxes	(4.41)	(3.46)	0.24		0.90	(0.13)		1.58
Total from investment operations	(4.62)	(3.42)	0.21		0.91	(0.22)		1.52
Less Distributions:
From return of capital	(0.10)	(0.22)	(0.03)		(0.11)	—		(0.41)
From net realized gains	—	(0.12)	—		(0.78)	(0.09)		—
Total distributions	(0.10)	(0.34)	(0.03)		(0.89)	(0.09)		(0.41)
Redemption Fees:	—	—	—		—	—		0.01
Net asset value, end of period	$5.32	$10.04	$13.80		$13.62	$13.60		$13.91

Total return	(47.13)%	(25.32)%	1.56	%(4)	6.74%	(1.58	)%(5)	12.06	%(6)

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$44,097	$40,900	$28,960		$29,255	$28,965		$38,203
Gross expenses inclusive of interest, taxes, and extraordinary expenses(7)(8)	4.22%	3.12%	3.02	%(9)	2.47%	2.87%		2.72%
Net expenses inclusive of interest, taxes, and extraordinary expenses(7)(10)	3.63%	2.57%	2.49	%(9)	2.25%	2.25%		2.25%
Gross expenses exclusive of interest, taxes, and extraordinary expenses(7)(8)	4.33%	2.80%	2.78	%(9)	—%	—%		—%
Net expenses exclusive of interest, taxes, and extraordinary expenses(7)(10)	3.74%	2.25%	2.25	%(9)	—%	—%		—%
Ratio of net investment income (loss) to average net assets before taxes(7)(11)	(4.21)%	0.15%	(0.97	)%(9)	0.07%	(0.63)%		(0.42)%
Ratio of net investment income (loss) to average net assets after taxes(7)(11)	(2.42)%	0.28%	(0.97	)%(9)	0.07%	(0.63)%		(0.42)%
Portfolio turnover rate	6%	6%	2	%(4)	11%	32%		29%

Credit Facility
Senior securities, end of period (000’s)	$14,500	$5,833	$—		$—	$—		$—
Asset coverage, per $1,000 of senior security principal amount	4,041	15,855	—		—	—		—
Asset coverage ratio of senior securities	404%	1,586%	—		—	—		—

(1)     Reflects operations for the period from January 1, 2022 to March 31, 2022. On August 25, 2021 the Board of Trustees approved the change in fiscal year end from December 31st to March 31st.

(2)     Redemption fees consisted of per share amounts of less than $0.01.

(3)     Per share amounts calculated using the average shares method.

(4)     Not annualized.

(5)     Total return would have been (1.80)% absent the Capital Contribution from the Prior Investment Adviser (see Note 4 in the annual report to shareholders dated December 31, 2020).

(6)     Total return would have been 11.58% absent the Capital Contribution from the Prior Investment Adviser (see Note 4 in the annual report to shareholders dated December 31, 2019).

(7)     The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(8)     Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements.

(9)     Annualized.

(10)    Represents the ratio of expenses to average net assets inclusive of fee waivers and/or expense reimbursements by the Prior Investment Adviser.

(11)    Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

Senior Securities Amount	$ 14,500	$ 5,833
Senior Securities Coverage per Unit	$ 4,041	$ 15,855
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

Wildermuth Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company that is operated as an interval fund. The Fund was organized as a Delaware statutory trust on August 28, 2013 and did not have any operations from that date until December 31, 2014, other than those relating to organizational matters and registration of its shares under applicable securities law. The Fund commenced operations on January 2, 2015. The Fund’s investment objective is to seek total return through a combination of long-term capital appreciation and income generation.

On June 29, 2023, the Fund, based upon the recommendation of Wildermuth Advisory LLC (“Wildermuth Advisory” or the “Prior Investment Adviser”), approved a plan of liquidation for the Fund (the “Liquidation Plan”). After considering a variety of factors, the Board of Trustees of the Fund concluded that it would be advisable and in the best interest of the Fund and its shareholders that the Fund be closed and liquidated. As a result of the adoption of the Liquidation Plan, the Fund is no longer actively pursuing its stated investment objective, and the Prior Investment Adviser commenced the liquidation of the Fund’s portfolio. The Fund’s portfolio manager will likely increase the Fund’s assets held in cash and cash equivalents over time to prepare for an orderly liquidation. As a result, the Fund is expected to deviate from its stated investment objective, policies, and strategies.

In connection with the Fund’s liquidation, shareholders will receive one or more payments representing the shareholder’s proportionate interest in the net assets of the Fund, after the Fund has paid or provided for all taxes, expenses and any other liabilities, subject to any required withholdings. While the Fund intends to proceed with the Liquidation Plan, at this time, there is no estimate of when the liquidation will be completed.

Although the Board has adopted a Plan of Liquidation for the Fund, the Fund cannot adopt the liquidation basis of accounting as it is scoped out under ASC 205-30-15-1. Further, based on careful management and close review of the Fund’s cashflow, management does not have any concerns in relation to the Fund’s ability to continue to meet its obligations as they become due within the next 12 months and does not have substantial doubt about the Fund’s ability to continue as a going concern as it enacts the Fund’s Plan of Liquidation. No conditions have been noted that may give rise to a substantial doubt within one year of the financial statement issuance date.

Sales of the Fund’s shares were suspended effective June 22, 2023. In addition, effective June 29, 2023, the Fund’s quarterly repurchase offers were suspended through the final distribution of the Fund’s assets pursuant to the Liquidation Plan.

The Fund had previously offered three different classes of shares: Class A, Class C, and Class I shares. On July 28, 2023, the Board approved, based on the recommendation of the Prior Investment Adviser, the conversion of all the Fund’s outstanding Class A and Class C shares to Class I shares (the “Class Conversion”). The Class Conversion occurred on August 14, 2023.

Effective November 1, 2023, Wildermuth Advisory resigned as the investment adviser to the Fund and, as of the same date, the investment advisory agreement between the Fund and Wildermuth Advisory terminated. Also on November 1, 2023, Daniel Wildermuth and Carol Wildermuth each resigned as Trustees on the Board of the Fund and Mr. Wildermuth resigned as Chairman of the Board. Daniel and Carol Wildermuth also resigned from their respective positions as officers of the Fund, including Daniel Wildermuth’s resignation as the portfolio manager of the Fund.

At a special meeting of the Board held on November 1, 2023, and in accordance with Rule 15a-4 under the 1940 Act, the Board appointed BWAM, a subsidiary of Kroll, LLC, as the interim investment adviser to the Fund pursuant to an interim investment advisory agreement (the “Interim Advisory Agreement”). At a special meeting held on February 29, 2024, shareholders voted to approve a new investment advisory agreement between the Fund and BWAM. The Fund’s management fee has changed to an annual rate of 2.0% of the Fund’s net assets as the close of the last business day of each month. The Expense Limitation Agreement between the Fund and Wildermuth Advisory also terminated on November 1, 2023.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
	For the year ended March 31, 2024	For the year ended March 31, 2023	For the period ended March 31, 2022
Change in Net Assets From:
Operations:
Net investment (loss)	$(1,738,067)	$(451,362)	$(499,325)
Net realized gain (loss) on investments	(2,546,011)	4,824,119	493,427
Net change in unrealized appreciation (depreciation) on investments	(33,191,170)	(35,421,245)	1,940,124
Net increase (decrease) in net assets resulting from operations	(37,475,248)	(31,048,488)	1,934,226

Distributions to Shareholders:
Distributions
Class A	—	(399,043)	—
Class C	—	(221,289)	—
Class I	—	(466,479)	—
Total: (Distributions)	—	(1,086,811)	—
From other sources (tax return of capital):
Return of capital
Class A	(282,206)	(775,717)	(141,427)
Class C	(162,467)	(613,160)	(129,994)
Class I	(399,975)	(664,427)	(68,706)
Total: (Return of capital)	(844,648)	(2,053,304)	(340,127)
Total distributions to shareholders	(844,648)	(3,140,115)	(340,127)

Capital Share Transactions:
Net proceeds	339,031	34,233,646	2,256,664
Class A	13,770	454,551	581,475
Class C	—	309,166	202,281
Class I	325,261	33,469,929	1,472,908
Reinvestment of distributions	377,398	1,693,392	199,544
Class A	116,541	533,902	67,180
Class C	89,537	580,848	100,945
Class I	171,320	578,642	31,419
Cost of Shares Redeemed	(4,956,698)	(54,758,816)	(8,481,362)
Class A	(2,126,657)	(17,979,654)	(4,795,945)
Class C	(1,061,290)	(29,097,178)	(1,539,118)
Class I	(1,768,751)	(7,681,984)	(2,146,299)
Net decrease from capital share transactions	(4,240,269)	(18,831,778)	(6,025,154)
	For the year ended March 31, 2024	For the year ended March 31, 2023	For the period ended March 31, 2022
Net Assets:
Net change in net assets	$(42,560,165)	$(53,020,381)	$(4,431,055)

Net Assets:
Beginning of Period	86,657,399	139,677,780	144,108,835
End of Period	44,097,234	86,657,399	139,677,780

Transactions in Shares:
Subscriptions (shares)
Class A	1,380	34,110	42,792
Class C	—	25,556	15,726
Class I	28,221	2,512,805	107,835
Reinvested Distributions (shares)
Class A	11,713	41,074	4,965
Class C	9,576	46,779	7,850
Class I	16,996	44,491	2,300
Redemptions (shares)
Class A	(190,561)	(1,371,646)	(357,327)
Class C	(101,075)	(2,324,022)	(120,032)
Class I	(155,739)	(583,045)	(158,750)
Exchanges (shares)
Class A	(2,847,714)	—	—
Class C	(1,627,076)	—	—
Class I	4,319,019	—	—
Net decrease in shares of beneficial interest outstanding	$(535,260)	$(1,573,898)	$(454,641)

Outstanding Securities [Table Text Block]
Assets:
Investments in unaffiliated issuers at fair value (cost $17,830,603)	$17,682,110
Investments in affiliated issuers at fair value (cost $70,266,709)	39,290,992
Dividends and interest	1,129,947
Prepaid Income Taxes	843,435
Prepaid Expenses	154,847
Due from Advisor(1)	72,936
Miscellaneous receivable	80,000
Investment securities sold	403,647
Total Assets	59,657,914

Liabilities:
Advisory Fees(2)	455,675
Professional Fees	397,338
Transfer agent fees and expenses	12,984
Fund accounting & administration	59,460
Custody fees	3,560
Interest expense payable	123,246
Accrued other liabilities	8,464
Line of Credit	14,499,953
Total Liabilities	15,560,680

Net Assets:
Commitments and contingencies (Note 10)	—
Net Assets	$44,097,234

Net Assets Consist of:
Paid in capital (unlimited shares authorized, 25,000,000 shares registered, no par value)	68,572,596
Total distributable earnings (loss), net of taxes	(24,475,362)
Net Assets	$44,097,234

Net Assets:
Class I	$44,097,234

Shares of Beneficial Interest Issued and Outstanding:
Total Shares Outstanding(3)(4)	8,281,292

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class I	$5.32

[1]	Reflects operations for the period from January 1, 2022 to March 31, 2022. On August 25, 2021 the Board of Trustees approved the change in fiscal year end from December 31st to March 31st.
[2]	Redemption fees consisted of per share amounts of less than $0.01.